CONSOLIDATED STATEMENTS OF STOCKHOLDERS' DEFICIT (USD $) In Millions, except Share data, unless otherwise specified	Total	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income	Comprehensive Income
Balance at Jan. 31, 2009 (Scenario, Previously Reported)	$ (2,887)	$ 12	$ 27	$ (2,931)	$ 5
Balance (Restatement Adjustment - see Note 2)	9			9
Balance at Jan. 31, 2009	(2,878)	12	27	(2,922)	5
Balance (in shares) at Jan. 31, 2009 (Scenario, Previously Reported)		118,376,402
Balance (in shares) at Jan. 31, 2009		118,376,402
Comprehensive income:
Net income	103			103		103
Net income at Feb. 01, 2009 (Scenario, Previously Reported)	107
Foreign currency translation and other	1				1	1
Total comprehensive income	104					104
Share-based compensation	8		8
Issuance of stock (in shares)		10,827
Balance at Jan. 30, 2010	(2,766)	12	35	(2,819)	6
Balance (in shares) at Jan. 30, 2010		118,387,229
Comprehensive income:
Net income	103			103		103
Net income at Jan. 31, 2010 (Scenario, Previously Reported)	98
Foreign currency translation and other	1				1	1
Total comprehensive income	104					104
Exercise of stock options (in shares)		37,848
Share-based compensation	8		8
Repurchase of stock (in shares)		(7,569)
Issuance of stock (in shares)		2,342
Balance at Jan. 29, 2011 (Scenario, Previously Reported)	(2,664)
Balance at Jan. 29, 2011	(2,654)	12	43	(2,716)	7
Balance (in shares) at Jan. 29, 2011	118,419,850	118,419,850
Comprehensive income:
Net income	176			176		176
Foreign currency translation and other	(1)				(1)	(1)
Total comprehensive income	175					175
Exercise of stock options	2		2
Exercise of stock options (in shares)		137,080
Share-based compensation	9		9
Repurchase of stock	(6)		(6)
Repurchase of stock (in shares)		(426,027)
Issuance of stock (in shares)		134,982
Balance at Jan. 28, 2012	$ (2,474)	$ 12	$ 48	$ (2,540)	$ 6
Balance (in shares) at Jan. 28, 2012	118,265,885	118,265,885